Property, Plant and Equipment	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Property, Plant and Equipment
8.	PROPERTY, PLANT AND EQUIPMENT

	2019	2018	2017
Net book value of property, plant and equipment	1,156,950	740,103	382,630
Provision for obsolescence of materials and equipment	(6,610)	(3,955)	(1,652)
Provision for impairment of property, plant and equipment	(81,329)	(37,061)	(26,535)

	1,069,011	699,087	354,443

Changes in Group’s property, plant and equipment for the years ended December 31, 2019, 2018 and 2017 are as follows:

	Land and buildings	Mining property, wells and related equipment		Refinery equipment and petrochemical plants	Transportation equipment	Materials and equipment in warehouse	Drilling and work in progress	Exploratory drilling in progress	Furniture, fixtures and installations	Selling equipment	Infrastructure for natural gas distribution	Electric power generation facilities		Other property	Total
Cost	18,429	625,628		112,560	5,551	14,239	52,673	1,978	8,089	14,346	3,191	1,762		9,965	868,411
Accumulated depreciation	7,497	432,002		54,735	3,285	—	—	—	6,401	9,119	1,301	1,394		6,998	522,732

Balance as of December 31, 2016	10,932	193,626	(1)	57,825	2,266	14,239	52,673	1,978	1,688	5,227	1,890	368		2,967	345,679

Cost
Increases	49	(4,370	) (4)	103	66	7,394	47,453	2,207	20	—	—	—		174	53,096
Translation effect	3,028	113,481		19,728	1,032	2,101	8,568	373	1,466	2,744	—	—		1,651	154,172
Decreases and reclassifications	(112)	40,614		2,284	965	(7,741)	(49,165)	(1,687)	879	1,698	215	(1,762	) (5)	188	(13,624	) (3)
Accumulated depreciation
Increases	437	54,980	(4)	5,395	602	—	—	—	717	854	80	87		315	63,467
Translation effect	1,303	81,108		9,983	609	—	—	—	1,196	1,684	—	—		1,151	97,034
Decreases and reclassifications	13	(1,756)		(953)	16	—	—	—	372	(1)	—	(1,481	) (5)	(18)	(3,808)
Cost	21,394	775,353		134,675	7,614	15,993	59,529	2,871	10,454	18,788	3,406	—		11,978	1,062,055
Accumulated depreciation	9,250	566,334		69,160	4,512	—	—	—	8,686	11,656	1,381	—		8,446	679,425

Balance as of December 31, 2017	12,144	209,019	(1)	65,515	3,102	15,993	59,529	2,871	1,768	7,132	2,025	—		3,532	382,630

Cost
Increases	425	(10,216	) (4)	370	38	19,885	67,264	5,438	59	—	—	—		385	83,648	(6)(7)
Translation effect	20,845	808,772		138,924	7,400	15,332	61,084	3,851	10,935	20,016	—	—		11,468	1,098,627
Adjustment for inflation (8)	5,096	152		—	797	1,107	792	—	1,371	—	20,519	—		6,968	36,802
Decreases and reclassifications	287	30,807		6,482	313	(17,327)	(64,288)	(4,188)	1,898	2,194	243	—		838	(42,741	) (3)(9)
Accumulated depreciation
Increases	758	82,939	(4)	9,517	960	—	—	—	1,561	1,680	677	—		777	98,869	(6)
Translation effect	9,356	609,973		73,643	4,639	—	—	—	9,158	12,396	—	—		8,127	727,292
Adjustment for inflation (8)	2,785	141		—	565	—	—	—	1,309	—	10,584	—		5,152	20,536
Decreases and reclassifications	(35)	(27,457)		(25)	(97)	—	—	—	(7)	(35)	(134)	—		(44)	(27,834	) (9)
Cost	48,047	1,604,868		280,451	16,162	34,990	124,381	7,972	24,717	40,998	24,168	—		31,637	2,238,391
Accumulated depreciation	22,114	1,231,930		152,295	10,579	—	—	—	20,707	25,697	12,508	—		22,458	1,498,288

Balance as of December 31, 2018	25,933	372,938	(1)	128,156	5,583	34,990	124,381	7,972	4,010	15,301	11,660	—		9,179	740,103

Cost	48,047	1,604,868		280,451	16,162	34,990	124,381	7,972	24,717	40,998	24,168	—		31,637	2,238,391
Accumulated depreciation	22,114	1,231,930		152,295	10,579	—	—	—	20,707	25,697	12,508	—		22,458	1,498,288

Balance as of December 31, 2018	25,933	372,938	(1)	128,156	5,583	34,990	124,381	7,972	4,010	15,301	11,660	—		9,179	740,103

Cost
Increases	46	1,980	(4)	4,676	83	43,089	114,878	6,532	106	—	865	—		589	172,844	(10)
Translation effect	24,838	967,212		171,788	8,723	21,044	70,818	5,014	14,289	25,116	—	—		13,581	1,322,423
Adjustment for inflation (8)	3,382	—		—	716	920	1,326	—	828	—	13,010	—		4,793	24,975
Decreases and reclassifications	880	114,493		15,715	1,358	(37,620)	(116,818)	(8,132)	1,077	4,021	6,600	—		(3,894)	(22,320	) (3)
Accumulated depreciation
Increases	1,260	137,017	(4)	16,092	1,345	—	—	—	2,536	2,765	989	—		1,325	163,329
Translation effect	11,444	758,928		93,611	5,917	—	—	—	11,935	15,822	—	—		9,862	907,519
Adjustment for inflation (8)	1,726	—		—	486	—	—	—	773	—	6,733	—		3,270	12,988
Decreases and reclassifications	9	(2,287)		(33)	(376)	—	—	—	(834)	(13)	3,647	—		(2,874)	(2,761	) (3)
Cost	77,193	2,688,553		472,630	27,042	62,423	194,585	11,386	41,017	70,135	44,643	—		46,706	3,736,313
Accumulated depreciation	36,553	2,125,588		261,965	17,951	—	—	—	35,117	44,271	23,877	—		34,041	2,579,363

Balance as of December 31, 2019	40,640	562,965	(1)	210,665	9,091	62,423	194,585	11,386 (2)	5,900	25,864	20,766	—		12,665	1,156,950

(1)	Includes 22,343 , 16,154 and 10,003 of mineral property as of December 31, 2019, 2018 and 2017, respectively.
(2)
As of December 31, 2019, there are 24
exploratory wells in progress. During fiscal year ended on such date, 18 wells were drilled, 29
wells were charged to exploratory expense
,
 3

wells were derecognized for the assignment of certain areas and 20 wells were transferred to prove properties which are included in the account Mineral property, wells and related equipment.

(3)	Includes 48 , 60 and 7 of net book value charged to property, plant and equipment provisions for the years ended December 31, 2019, 2018 and 2017, respectively.
(4)
Includes 1,172
, (11,710)
and (4,913)
corresponding to hydrocarbon wells abandonment costs and 4,664
, 5,521
and 2,258
of depreciation recovery for the years ended December 31, 2019, 2018 and 2017, respectively.

(5)	Includes 6,772 and 1,790 of cost and accumulated depreciation, respectively, corresponding to the reclassification of assets of YPF EE as held for disposal. See Note 3.
(6)	Includes 1,470 and 1,092 of cost and accumulated depreciation, respectively, corresponding to additions for the acquisition of a participation in several areas.
(7)	Includes 2,327 corresponding to business combination. See Note 3.
(8)	Corresponds to adjustments for inflation of opening balances of property, plant and equipment of subsidiaries with the Peso as functional currency which was charged to other comprehensive income.
(9)	Includes 31,800 and 28,673 of cost and accumulated depreciation, respectively, corresponding to the reclassification of certain areas that were reclassified as assets held for disposal. See Note 3.
(10)
Includes 2,109 and 1,228 corresponding to short-term leases and the variable charge of leases related to the underlying asset return/use, respectively. Additionally, it includes 2,021 and 311 corresponding to the depreciation capitalization of right-of-use
assets (see Note 9) and to capitalization of the financial accretion of the lease liability (see Note 19), respectively.

The Group capitalizes the financial cost as a part of the cost of the assets. For the fiscal year ended December 31, 2019, 2018 and 2017, the rate of capitalization has been 10.33%, 10.50% and 11.63%, respectively, and the amount capitalized amounted to 949, 660 and 707, respectively, for the years mentioned above.
Set forth below is the evolution of the provision for obsolescence of materials and equipment for the years ended December 31, 2019, 2018 and 2017:

	2019	2018	2017
Amount at beginning of year	3,955	1,652	1,380
Increase charged to profit or loss	410	629	11
Decreases charged to profit or loss	(22)	—	(45)
Amounts incurred due to utilization	(48)	(60)	(7)
Translation differences	2,315	1,666	248
Transfers and other movements	—	68	65

Amount at end of year	6,610	3,955	1,652

Set forth below is the evolution of the provision for impairment of property, plant and equipment for 2019, 2018 and 2017:

	2019	2018	2017
Amount at beginning of year	37,061	26,535	36,285
Increases charged to profit or loss (1)	41,429	36,937	—
Decreases charged to profit or loss (1)	—	(39,837)	(5,032)
Depreciation (2)	(17,435)	(10,208)	(9,955)
Translation differences	20,274	23,634	5,237

Amount at end of year	81,329	37,061	26,535

(1)	See Note 2.c.
(2)	Included in “Depreciation of property, plant and equipment” in Note 25.
Set forth below is the cost evolution for the exploratory wells in evaluation stage as of the years ended on December 31, 2019, 2018 and 2017:

	2019	2018	2017
Amount at beginning of year	4,067	1,236	1,475
Additions pending the determination of proved reserves	5,229	2,179	758
Decreases charged to exploration expenses	(1,036)	(382)	(591)
Reclassifications to mineral property, wells and related equipment with proved reserves	(2,716)	(703)	(581)
Translation difference	2,912	1,737	175

Amount at end of year	8,456	4,067	1,236

The following table shows the cost for exploratory wells under assessment for a period greater than a year and the number of projects related as of December 31, 2019.

	Amount	Number of projects	Number of wells
Between 1 and 5 years	1,996	4	5